Cover	Dec. 14, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	CIM Income NAV, Inc.
Entity File Number	000-55187
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	27-3147801
Entity Address, Address Line One	2398 East Camelback Road, 4th Floor
Entity Address, Postal Zip Code	85016
Entity Address, State or Province	AZ
Entity Address, City or Town	Phoenix,
City Area Code	(602)
Local Phone Number	778-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001498542
Amendment Flag	false
Current Fiscal Year End Date	--12-31